Other Long Term Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Other Long Term Assets
5.	Other Long Term Assets

Other long term assets consist of the following:

	June 30, 2012	December 31, 2011
Investment in subsidiaries	$100	$100
Other receivables	4,135	4,135
Security Deposits	6,597	6,597
Licenses	10,000	10,000

Total other assets	$20,832	$20,832

5.	Other Long Term Assets

Other long term assets consist of the following at December 31,

	2011	2010
Licenses	$10,000	$10,000
Security Deposits	6,597	14,256
Other receivables	4,135	4,135
Investment in subsidiaries	100	100

Total other assets	$20,832	$28,491